CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (DEFICIT) (UNAUDITED) - USD ($) $ in Thousands	Number of Founder Share	Number of Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (loss)	Accumulated Deficit	Total
Balance at Dec. 31, 2022			$ 1,265,477	$ (3,210)	$ (582,527)	$ 679,740
Balance, shares at Dec. 31, 2022	1	47,737,868
Exercise of options			5,967	0	0	5,967
Exercise of options (in shares)	0	475,068
Issuance of ordinary shares upon vesting of restricted share units				0	0	0
Issuance of ordinary shares upon vesting of restricted share units (in shares)	0	140,695
Issuance of ordinary shares under employee share purchase plan			3,953	0	0	3,953
Issuance of ordinary shares under employee share purchase plan (in shares)	0	42,468
Share-based compensation			52,199	0	0	52,199
Other comprehensive income			0	1,099	0	1,099
Net Income (loss)			0	0	(21,702)	(21,702)
Balance at Jun. 30, 2023			1,327,596	(2,111)	(604,229)	721,256
Balance, shares at Jun. 30, 2023	1	48,396,099
Balance at Dec. 31, 2023			1,388,108	9,804	(584,404)	813,508
Balance, shares at Dec. 31, 2023	1	48,923,903
Exercise of options			12,573	0	0	$ 12,573
Exercise of options (in shares)	0	671,366				671,366
Issuance of ordinary shares upon vesting of restricted share units			0	0	0	$ 0
Issuance of ordinary shares upon vesting of restricted share units (in shares)	0	223,678
Issuance of ordinary shares under employee share purchase plan			5,981	0	0	5,981
Issuance of ordinary shares under employee share purchase plan (in shares)	0	39,840
Share-based compensation			63,814	0	0	63,814
Other comprehensive income			0	(7,147)	0	(7,147)
Net Income (loss)			0	0	21,393	21,393
Balance at Jun. 30, 2024			$ 1,470,476	$ 2,657	$ (563,011)	$ 910,122
Balance, shares at Jun. 30, 2024	1	49,858,787